As filed with the Securities and Exchange Commission on October 15, 2019
Securities Act File No. 033-85242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1 Post-Effective Amendment No. [ ]

CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway, New York, NY 10005
(Address of Principal Executive Offices) (Zip Code)

888-626-3863
(Registrant’s Area Code and Telephone Number)

CT Corporation System
155 Federal St, Suite 700, Boston, MA 02110
(Name and Address of Agent for Service)

With copies to:

John H. Lively, Esq. Practus, LLPTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211 Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such other date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value, of the Capital Management Mid-Cap Fund

PART C

OTHER INFORMATION Item 15. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement on Form N-1A), distribution and sub-distribution agreements (Exhibit 28(e)(1), (e)(2) and (e)(4) to the Registration Statement) and administration agreements (Exhibits 28(h)(9), (h)(10) and (h)(11) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement. Exhibits:

(1)	(a)	(1)	Declaration of Trust (“Trust Instrument”).[1]
(2)	(a)	(1)	By-Laws.[1]
(3)			Not applicable.

(4)			Form of Agreement and Plan of Reorganization (filed herewith as Appendix A to
			the Proxy Statement and Prospectus)

(5)			Instruments Defining Rights of Security Holders is incorporated by reference to
			Registrant’s Agreement and Declaration of Trust and By-Laws (Exhibit 1(a)(1)
			and 2(a)(1)).

(6)	(a)	(1)	Seconded Amended and Restated Investment Advisory Agreement between the
			Registrant and Capital Management Associates, Inc., as Adviser, with respect to
			the Capital Management All-Cap Fund (formerly the Capital Management Mid-
			Cap Fund).[13]

	(a)	(2)	Amended and Restated Investment Advisory Agreement between the Registrant
			and Capital Management Associates, Inc., as Adviser, with respect to the Capital
			Management Small-Cap Fund.[4]

	(a)	(3)	Schedule A to the Investment Advisory Agreement between the Registrant and
			Capital Management Associates, Inc., as Adviser, with respect to the Wellington
			Shields Small-Cap Fund.[13]

(7)	(a)	(1)	Distribution Agreement between the Registrant and Wellington Shields & Co.
			LLC, as Distributor, with respect to the Wellington Shields All-Cap Fund.[13]

	(a)	(2)	Distribution Agreement between the Registrant and Wellington Shields & Co.
			LLC, as Distributor, with respect to the Wellington Shields Small-Cap Fund.[13]

	(a)	(3)	Distribution Agreement between the Registrant and Wellington Shields & Co.
			LLC, as Distributor, with respect to the Wellington Shields All-Cap Fund.[10]

	(a)	(4)	Sub-Distribution Agreement among the Registrant, Wellington Shields & Co.,
			LLC. and Arbor Court Capital, LLC, with respect to the Wellington Shields All-
			Cap Fund and the Wellington Shields Small-Cap Fund.[14]

(8)			Not applicable.

(9)	(a)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association,
			as Custodian, with respect to the Capital Management Mid-Cap Fund.[7]

	(a)	(2)	Custody Agreement between the Registrant and U.S. Bank National Association,
			as Custodian, with respect to the Capital Management Small-Cap Fund.[7]

	(a)	(3)	Third Amendment to the Custody Agreement between the Registrant and U.S.
			Bank National Association, as Custodian, with respect to the Capital Management
			Mid-Cap Fund, Capital Management Small-Cap Fund and Wellington Shields
			All-Cap Fund.[10]

(10)	(a)	(1)	Not applicable.

(10)	(b)	(1)	Amended and Restated Rule 18f-3 Multi-Class Plan.[10]

(11)	(a)	(1)	Opinion and Consent of Poyner & Spruill, L.L.P. regarding the legality of the
			securities registered with respect to the Capital Management Mid-Cap Fund.[2]

	(a)	(2)	Opinion and Consent of Dechert regarding the legality of the securities registered
			with respect to the Capital Management Small Cap.[3]

	(a)	(3)	Opinion and Consent of Graydon Head & Ritchey, LLP regarding the legality of
			the securities registered with respect to the Wellington Shields All-Cap Fund.[10]

	(a)	(4)	Consent of The Law Offices of John L. Lively & Associates, Inc.[12]

(11)		(b)	Opinion and Consent of Counsel regarding the legality of the securities being
			registered with respect to the Reorganization of the Capital Management Mid-Cap
			Fund of the Trust. (to be filed by amendment)

(12)			Form of Opinion and Consent of Counsel regarding tax matters.[15]

(13)	(a)	(1)	Fund Administration Agreement between the Registrant and Premier Fund
			Solutions, Inc. as Administrator with respect to the Wellington Shields Small-Cap
			Fund and Wellington Shields All-Cap.[14]

	(a)	(3)	Accounting Services Agreement between the Registrant and Mutual Shareholder
			Services, LLC, as Fund Accountant with respect to the Wellington Shields Small-
			Cap Fund and Wellington Shields All-Cap.[14]

(13)	(b)	(1)	Amended and Restated Expense Limitation Agreement between the Capital
			Management Investment Trust and Capital Management Associates, Inc. with
			respect to the Capital Management Mid-Cap Fund.[5]

	(b)	(2)	Amended and Restated Expense Limitation Agreement between the Capital
			Management Investment Trust and Capital Management Associates, Inc. with
			respect to the Capital Management Small-Cap Fund.[5]

	(b)	(3)	First Amendment to the Amended and Restated Expense Limitation Agreement
			between the Capital Management Investment Trust and Capital Management
			Associates, Inc. with respect to the Capital Management Mid-Cap Fund.[9]

	(b)	(4)	Second Amendment to the Amended and Restated Expense Limitation Agreement
			between the Capital Management Investment Trust and Capital Management
			Associates, Inc. with respect to the Wellington Shields All-Cap Fund (formerly
			the Capital Management Mid-Cap Fund).[13]

(14)		(a)	Consent of Independent Registered Public Accounting Firm with respect to the
			Funds.[15]

(14)		(b)	Consent of Independent Registered Public Accounting Firm with for the Capital
			Management Mid-Cap Fund.[15]

(15)			Not applicable.

(16)			Copy of Powers of Attorney.[13]

(17)	(a)	(1)	Amended and Restated Code of Ethics for the Capital Management Investment
			Trust.[6]

(17)	(a)	(2)	Amended and Restated Code of Ethics for Capital Management Associates, Inc.[11]

	(a)	(3)	Code of Ethics for Wellington Shields & Co. LLC, as distributor.[8]

	(a)	(4)	Code of Ethics for Wellington Shields Capital Management, LLC.[10]

	(a)	(5)	Code of Ethics for the Arbor Court Capital, LLC, as sub-distributor.[14]

(17)		(b )	Forms of Voting Instruction and Proxy Cards[15]

All Exhibits filed previously are herein incorporated by reference as follows:

1.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 3 to Registration Statement on Form N-1A filed on March 26, 1996 (File No. 33- 85242).

2.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 5 to Registration Statement on Form N-1A filed on March 31, 1998 (File No. 33- 85242).

3.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 6 to Registration Statement on Form N-1A filed on October 29, 1998 (File No. 33- 85242).

4.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 9 to Registration Statement on Form N-1A filed on April 2, 2001 (File No. 33- 85242).

5.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 14 to Registration Statement on Form N-1A filed on March 30, 2006 (File No. 33- 85242).

6.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 16 to Registration Statement on Form N-1A filed on March 31, 2008 (File No. 33- 85242)

7.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 17 to Registration Statement on Form N-1A filed on March 31, 2009 (File No. 33- 85242)

8.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 18 to Registration Statement on Form N-1A filed on January 28, 2010 (File No. 33-85242)

9.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 19 to Registration Statement on Form N-1A filed on March 30, 2010 (File No. 33-

85242)

10.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 31 to Registration Statement on Form N-1A filed on December 2, 2014 (File No. 33-85242)

11.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 33 to Registration Statement on Form N-1A filed on March 26, 2015 (File No. 33- 85242)

12.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 38 to Registration Statement on Form N-1A filed on March 30, 2017 (File No. 33- 85242).

13.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 43 to Registration Statement on Form N-1A filed on March 29, 2019 (File No. 33- 85242).

14.	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 45 to Registration Statement on Form N-1A filed on September 18, 2019 (File No. 33-85242).

15.	Incorporated herein by reference to Capital Management Investment Trust’s Registration Statement on Form N-14 filed on September 18, 2019.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization as required by Item 16(12) of Form N-14 upon closing of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant Capital Management Investment Trust, has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 15th day of October, 2019.

CAPITAL MANAGEMENT INVESTMENT
TRUST

By: /s/ W. Jameson McFadden
W. Jameson McFadden, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	10/15/19
Paul J. Camilleri, Trustee	Date

*By: /s/ Stephen J. Portas	10/15/19
Stephen J. Portas	Date
Chief Compliance Officer

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT LIST – Appendix A